Utility Infrastructure Services Noncontrolling Interests - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended
	Aug. 31, 2017	Dec. 31, 2018	Nov. 30, 2018	Jul. 31, 2018	Mar. 31, 2018	Jul. 31, 2017
Noncontrolling Interest [Line Items]
Purchase price of the previous owners' equity interest in Centuri	$ 23.0
Percentage of equity interest acquired	3.40%
Percentage of interest retained by noncontrolling party subject to election		100.00%
Redeemable noncontrolling interest, fair value			$ 81.7
Centuri
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners				3.40%
Percentage of equity interest acquired	3.40%
Ownership percentage by parent						96.60%
Linetec
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners			20.00%
IntelliChoice Energy LLC
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners			35.00%
Centuri | IntelliChoice Energy LLC
Noncontrolling Interest [Line Items]
Ownership percentage by parent		95.00%			65.00%